Forward Purchase Agreements (Details Narrative) - USD ($)			6 Months Ended
	Jun. 08, 2023	Nov. 09, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 17, 2022
Forward contract, fair value per share			$ 2.50
Prepaid forward purchase liability	$ 21,624,711		$ 0		$ 0	$ 7,409,550
Change of fair value of prepaid forward purchase liability			0	$ 1,303,658
Number of ordinary shares issued	1,600,000
Loss on settlement of prepaid forward contracts				$ 2,635,816
EUDA [Member]
Number of ordinary shares issued	800,000
Forward Contracts [Member]
Forward contract, fair value per share		$ 2.50
Maximum [Member]
Shares issued per shares	$ 3.00
Number of ordinary shares issued	1,600,000
Minimum [Member]
Number of ordinary shares issued	800,000
Debt instrument trading percentage	15.00%
Prepaid Forward Agreement 1 [Member] | Maximum [Member]
Number of shares purchased		1,400,000
Prepaid Forward Agreement 2 [Member] | Maximum [Member]
Number of shares purchased		1,125,000
Prepaid Forward Agreement 2 [Member] | Maximum [Member] | Institutional Investors [Member]
Beneficially ownership percentage		9.90%